Related Party Transactions - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2018
Related Party Transaction [Line Items]
Operating Lease, Right-of-Use Asset	$ 35,509,000	$ 33,118,000
Allowances for credit loss	0
Interest expense, related party	0	0	$ 1,554,000
Amounts owed from Topco	0	4,408,000
Term loan agreement				$ 317,760,000
Contingent Consideration	159,302,000
Additional contributions	$ 26,000,000
Percentage of owns share capital	100.00%
Remaining loan balance	$ 10,694,000
Additional ordinary shares	233,376
P G H L Receivable
Related Party Transaction [Line Items]
Interest free receivable	0	$ 2,069,000
Directors [Member]
Related Party Transaction [Line Items]
Operating Lease, Right-of-Use Asset	1,751,000
Lease Deposit Liability	$ 1,784,000